UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 13, 2019 to March 12, 2019

Commission File Number of Issuing entity:	333-207567-02

Central Index Key Number of issuing entity:	0001671048

CFCRE 2016-C4 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-207567

Central Index Key Number of depositor:	0001515166

CCRE Commercial Mortgage Securities, L.P.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001558761
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001238163
Société Générale
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001632269
Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Michael Brown (212) 610-2357
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

81-2261823
38-4005785
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle St.
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

312-332-7458
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-SB	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-HR	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-HR	☐	☐	☒	_______
X-B	☐	☐	☒	_______
X-C	☐	☐	☒	_______
A-M	☐	☐	☒	_______
B	☐	☐	☒	_______
C	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
Item 1. Distribution and Pool Performance Information.
On March 12, 2019 a distribution was made to holders of CFCRE 2016-C4 Mortgage Trust. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by CCRE Commercial Mortgage Securities, L.P. and held by CFCRE 2016-C4 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

CCRE Commercial Mortgage Securities, L.P. has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2019. The CIK Number of The Depositor is 0001515166.

Cantor Commercial Real Estate Lending, L.P. has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2019. The CIK Number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Société Générale has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2019. The CIK Number of Société Générale is 0001238163.

Benefit Street Partners CRE Finance LLC has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2019. The CIK Number of Benefit Street Partners CRE Finance LLC is 0001632269.

PART II - OTHER INFORMATION

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
99.1 Monthly report distributed to holders of CFCRE 2016-C4 Mortgage Trust, relating to the March 12, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

Date: March 25, 2019	/s/ Gary Stellato
Name: Gary Stellato
Title: Secretary

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of CFCRE 2016-C4 Mortgage Trust, relating to the March 12, 2019 distribution.